UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2008

Date of reporting period:	12/31/2007

Item 1.	Schedule of Investments

THE ASIA PACIFIC FUND, INC.

Portfolio of Investments

December 31, 2007

(Unaudited)

Shares	Description	Value (USD)

	LONG-TERM INVESTMENTS—126.1%
	EQUITIES
	CHINA (INCLUDING HONG KONG)—54.7%
600,120	Angang Steel Co., Ltd. (Class “H” Shares)	$1,608,829
	(Materials)
592,000	Anhui Conch Cement Co., Ltd. (Class “H” Shares)	5,089,083
	(Materials)
626,191	China Communications Construction Co., Ltd. (Class “H” Shares)(a)	1,618,878
	(Industrials)
5,022,000	China Construction Bank (Class “H” Shares)	4,205,597
	(Banking)
92,000	China Everbright, Ltd.(a)	286,435
	(Diversified Financials)
578,000	China Life Insurance Co., Ltd. (Class “H” Shares)	2,954,428
	(Financials)
1,619,500	China Merchants Bank Co., Ltd. (Class “H” Shares)	6,515,664
	(Banking)
897,500	China Mobile, Ltd.	15,629,517
	(Telecommunications)
3,080,000	China Oilfield Services, Ltd. (Class “H” Shares)	6,878,564
	(Energy)
2,348,000	China Overseas Land & Investment, Ltd.	4,808,671
	(Real Estate-Developers)
1,256,500	China Shenhua Energy Co., Ltd. (Class “H” Shares)	7,401,759
	(Energy)
451,500	Esprit Holdings, Ltd.	6,648,457
	(Consumer Discretionary)
2,380,800	Guangzhou R&F Properties Co., Ltd. (Class “H” Shares)	8,350,367
	(Real Estate-Developers)

Shares	Description	Value (USD)

473,000	Henderson Land Development Co., Ltd.	$4,392,814
	(Real Estate-Developers)
1,828,000	Hengan International Group Co., Ltd.	8,125,000
	(Consumer Staples)
227,000	Hong Kong Exchanges and Clearing, Ltd.	6,363,669
	(Diversified Financials)
177,000	Hutchison Whampoa, Ltd.	1,993,957
	(Industrials)
4,571,000	Industrial & Commercial Bank of China	3,244,947
	(Banking)
2,242,000	iShares Asia Trust-iShares A50 China Tracker	7,044,528
	(Mutual Fund)
1,118,000	Li & Fung, Ltd.	4,457,155
	(Consumer Discretionary)
745,500	Lifestyle International Holdings, Ltd.	1,994,150
	(Consumer Discretionary)
592,500	MTR Corp. Ltd.	2,160,013
	(Industrials)
1,268,000	Nine Dragons Paper Holdings, Ltd.	3,169,257
	(Materials)
1,846,000	Peace Mark Holdings, Ltd.	2,931,975
	(Consumer Discretionary)
1,284,000	PetroChina Co., Ltd. (Class “H” Shares)	2,261,564
	(Energy)
2,200,000	Ports Design, Ltd.	7,545,435
	(Consumer Discretionary)
1,122,500	Sino-Ocean Land Holdings, Ltd.(a)	1,390,637
	(Real Estate-Developers)
3,468,000	Sinofert Holdings, Ltd.	3,204,093
	(Materials)
209,000	Sun Hung Kai Properties, Ltd.	4,389,743
	(Real Estate-Developers)

Shares	Description	Value (USD)

	CHINA (INCLUDING HONG KONG)—(continued)
270,000	Tencent Holdings, Ltd.	$2,016,595
	(Information Technology)
3,292,000	Zijin Mining Group Co., Ltd. (Class “H” Shares)	4,985,771

	(Materials)
		143,667,552

	INDIA—2.1%
78,147	Housing Development Finance Corp., Ltd.
	(Banking)	5,643,378

	INDONESIA—4.2%
3,257,000	Bank Rakyat Indonesia	2,531,880
	(Banking)
60,000	International Nickel Indonesia	606,196
	(Materials)
5,709,500	PT Bumi Resources Tbk	3,647,272
	(Energy)
828,000	PT Indo Tambangraya Megah(a)	1,666,138
	(Materials)
2,401,500	Telekomunikasi Indonesia	2,542,324

	(Telecommunications)
		10,993,810

	MALAYSIA—0.8%
90,600	Lion Diversified Holdings Berhad	52,015
	(Consumer Discretionary)
654,290	Parkson Holdings Berhad	1,921,130

	(Materials)
		1,973,145

	PHILIPPINES—0.5%
98,904	Ayala Corp.
	(Diversified Financials)	1,336,095

	SINGAPORE—15.3%
995,000	CapitaLand, Ltd.	4,280,892
	(Real Estate-Developers)
813,000	Cosco Corp Singapore, Ltd.	3,209,665
	(Industrials)
260,000	DBS Group Holdings, Ltd.	3,690,175
	(Banking)

Shares	Description	Value (USD)

419,000	Kepple Corp., Ltd.	$3,733,573
	(Industrials)
2,581,000	Noble Group, Ltd.	4,293,970
	(Industrials)
945,000	SIA Engineering Co.	2,928,129
	(Industrials)
163,333	Singapore Airlines, Ltd.	1,962,154
	(Industrials)
490,000	Singapore Exchange, Ltd.	4,488,664
	(Diversified Financials)
1,296,000	Singapore Telecommunications, Ltd.	3,565,646
	(Telecommunications)
5,938,000	Yangzijiang Shipbuilding Holdings, Ltd.(a)	8,128,697

	(Industrials)
		40,281,565

	SOUTH KOREA—28.8%
7,285	CJ Cheiljedang Corp.(a)	2,303,680
	(Consumer Staples)
21,744	Doosan Heavy Industries & Construction Co., Ltd.	2,889,852
	(Industrials)
76,140	Doosan Infracore Co., Ltd.	2,396,602
	(Industrials)
42,157	GS Engineering & Construction Corp.	6,932,288
	(Industrials)
46,070	Hyundai Engineering & Construction Co., Ltd.(a)	4,282,943
	(Industrials)
4,159	Hyundai Heavy Industries Co., Ltd.	1,938,511
	(Industrials)
66,585	Kookmin Bank	4,908,247
	(Banking)
56,367	Korea Investment Holdings Co., Ltd.	4,798,615
	(Financials)
41,306	KT&G Corp.	3,506,617
	(Consumer Staples)
8,954	NHN Corp.(a)	2,135,141
	(Information Technology)
12,942	Posco	7,819,303
	(Materials)

Shares	Description	Value (USD)

	SOUTH KOREA—(continued)
53,480	Samsung Corp.	$4,113,626
	(Industrials)
22,369	Samsung Electronics Co., Ltd.	13,164,109
	(Information Technology)
5,274	Samsung Fire & Marine Insurance Co., Ltd.	1,419,462
	(Financials)
62,297	Shinhan Financial Group Co., Ltd.	3,533,785
	(Banking)
2,961	Shinsegae Co., Ltd.	2,281,742
	(Consumer Staples)
31,159	SK Energy Co., Ltd.(a)	5,943,788
	(Energy)
4,786	SK Telecom Co., Ltd	1,262,092

	(Telecommunications)
		75,630,403

	TAIWAN—18.8%
1,819,000	Advanced Semiconductor Engineering, Inc.	1,812,114
	(Information Technology)
4,205,000	Asia Cement Corp.	6,145,216
	(Materials)
1,190,000	Asustek Computer, Inc.	3,540,958
	(Information Technology)
1,199,937	Far Eastern Textile, Ltd.(b)	1,394,764
	(Industrials)
141,122	Firich Enterprises Co., Ltd.	1,347,805
	(Information Technology)
227,796	Foxconn Technology Co., Ltd.	1,829,661
	(Information Technology)
9,407,340	Goldsun Development & Construction Co., Ltd.	4,150,734
	(Materials)
150,000	High Tech Computer Corp.	2,746,868
	(Information Technology)
1,333,136	Hon Hai Precision Industry Co., Ltd.	8,216,757
	(Information Technology)
1,176,688	Innolux Display Corp.	3,922,790
	(Information Technology)

Shares	Description	Value (USD)

147,000	MediaTek, Inc.	$1,884,224
	(Information Technology)
791,800	Powertech Technology, Inc.	2,787,087
	(Information Technology)
1,816,000	Synnex Technology International Corp.	4,535,171
	(Information Technology)
140,000	Taiwan Fertilizer Co., Ltd.	340,067
	(Materials)
2,421,001	Taiwan Semiconductor Manufacturing Co., Ltd.	4,590,189

	(Information Technology)
		49,244,405

	THAILAND—0.9%
215,100	PTT PCL
	(Energy)	2,400,997

Units	Warrants
	HONG KONG
36,000	China Overseas Land & Investment, Ltd.(a) Expiring August 27, 2008 @ HKD 12.50 (Real Estate-Developers) (cost $0)	19,668

	Total long-term investments (cost $202,690,705)	331,191,018

Shares
	SHORT-TERM INVESTMENT—5.0%
	MONEY MARKET MUTUAL FUND
	UNITED STATES
13,078,269	JPMorgan Prime Money Market Fund/Premier (cost $13,078,269)	13,078,269

	Total Investments(c)—131.1% (cost $215,768,974)(d)	344,269,287
	Other liabilities in excess of assets—(31.1)%	(81,563,613)

	Net Assets—100.0%	$262,705,674

The following annotations are used in the Portfolio of Investments:

(a)	Non-income producing securities.
(b)	An Independent Director of the Fund is Chairman and Chief Executive Officer of the Company.
(c)	As of December 31, 2007, 74 securities representing $293,015,838 and 111.5% of net assets were valued using an independent pricing source in accordance with the policies adopted by the Board of Directors.
(d)	Tax cost substantially same as book cost.

See Notes to Portfolio of Investments.

The industry classification of portfolio holdings and other liabilities in excess of assets shown as a percentage of net assets as of December 31, 2007 was as follows:

Information Technology	20.8%
Industrials	20.5
Materials	15.5
Banking	13.0
Energy	10.9
Real Estate—Developers	10.5
Consumer Discretionary	9.0
Telecommunications	8.7
Mutual Fund	7.8
Consumer Staples	6.2
Diversified Financials	4.7
Financials	3.5

131.1
Other liabilities in excess of assets	(31.1)

Total	100.0%

Notes to Portfolio of Investments (Unaudited)

Securities Valuation: Investments are stated at value. Securities for which the primary market is on an exchange are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the last bid price quoted on such day. Securities for which reliable market quotations are not readily available, or whose value have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at the fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information regarding the issuer or the markets or industry in which it operates; other analytical data; and consistency with valuation of similar securities held by other funds managed by Baring Asset Management (Asia) Limited. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value on the date the New York Stock Exchange is open for trading.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Corris
Brian Corris
President and Principal Executive Officer

Date February 20, 2008

By (Signature and Title)*	/s/ Robert F. Gunia
Robert F. Gunia
Treasurer and Principal Financial Officer

Date February 20, 2008

*	Print the name and title of each signing officer under his or her signature.